Going Concern (FY) (Details) - USD ($)				2 Months Ended	3 Months Ended				4 Months Ended		6 Months Ended			12 Months Ended
	May 06, 2019	Apr. 25, 2019	Dec. 12, 2018	Jun. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Aug. 31, 2018	Aug. 31, 2017	Jul. 02, 2019	Dec. 17, 2018	Jan. 04, 2017	Aug. 31, 2016
Going Concern [Line Items]
Net Income (Loss) Attributable to Parent				$ (161,533,182)	$ (161,506,000)	$ (2,780,082)	$ (745,000)	$ (1,655,302)	$ (4,412,858)	$ (403,212)	$ (164,286,000)	$ (3,626,157)	$ (2,400,000)	$ (2,950,819)	$ (1,743,258)
Retained Earnings (Accumulated Deficit)				(181,023,000)	(181,023,000)				(16,698,000)		(181,023,000)	(16,698,000)		6,059,291	(3,108,472)
Working Capital (Deficit)				$ 600,000	$ 600,000				$ (7,330,882)		$ 600,000	$ (7,330,882)
Shares Issued, Price Per Share (in Dollars per share)																		$ 46.80
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 3.90						$ 3.90			$ 3.90
Warrants and Rights Outstanding, Term			2 years
Proceeds from Issuance or Sale of Equity			$ 2,779,840						$ 2,607,099	0				$ 0	$ 0
Stock Issued During Period, Shares, Acquisitions (in Shares)	15,027,533
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.001	$ 0.001				$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Cash and Cash Equivalents, at Carrying Value				$ 5,019,000	$ 5,019,000				$ 3,946,000	$ 73,642	$ 5,019,000	$ 3,946,000		$ 199,674	$ 1,442				$ 10,197
Previously Reported [Member]
Going Concern [Line Items]
Retained Earnings (Accumulated Deficit)									$ (10,472,149)			$ (10,472,149)
Common Stock, Par or Stated Value Per Share (in Dollars per share)									$ 0.001			$ 0.001
Cash and Cash Equivalents, at Carrying Value									$ 355,104			$ 355,104
Membership Interest [Member]
Going Concern [Line Items]
Equity Method Investment, Ownership Percentage																	6.70%
TruPet LLC [Member]
Going Concern [Line Items]
Stock Issued During Period, Shares, Acquisitions (in Shares)	15,027,533
Subsequent Event [Member]
Going Concern [Line Items]
Private Placement, Shares (in Shares)	5,744,991	4,946,640
Shares Issued, Price Per Share (in Dollars per share)	$ 3.00	$ 3.00
Private Placement, Warrants (in Shares)	5,744,991	4,946,640
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 4.25	$ 4.25
Warrants and Rights Outstanding, Term	24 months	24 months
Proceeds from Issuance or Sale of Equity	$ 17,200,000
Debt Instrument, Face Amount	$ 6,200,000
Cash and Cash Equivalents, at Carrying Value																$ 10,739,705
Subsequent Event [Member] | TruPet LLC [Member]
Going Concern [Line Items]
Equity Method Investment, Ownership Percentage	93.30%
Stock Issued During Period, Shares, Acquisitions (in Shares)	15,027,533
Subsequent Event [Member] | Bona vida [Member]
Going Concern [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.75
Stock Issued During Period, Shares, Acquisitions (in Shares)	18,003,273
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001